INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2019	2018
	$ million	$ million
Balance sheet	103	105
Income statement profit/(loss)	1	(11)

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2019	2018
	$ million	$ million
Summarised statement of comprehensive income
Revenue	342	320
Attributable profit/(loss) for the year	8	(19)
Group adjustments[1]	(6)	(3)
Total comprehensive profit/(loss)	2	(22)
Group share of profit/(loss) for the year at 49%	1	(11)

	2019	2018
	$ million	$ million
Summarised balance sheet
Non-current assets	297	296
Current assets	183	149
Non-current liabilities	(241)	(234)
Current liabilities	(87)	(56)
Net assets	152	155
Non-controlling interest	(10)	–
Net equity attributable to owners	142	155
Group’s share of net assets at 49%	70	76
Group adjustments[1]	30	26
Group’s carrying amount of investment at 49%	100	102
1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.